Transactions with Related Parties and Shareholders	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties and Shareholders
3.
Transactions with related parties and shareholders

Profit and Loss Sharing agreement:

During the years ended December 31, 2025, 2024 and 2023, the accrued interest costs of the profit and loss sharing agreement (the “Agreement”) entered into for one vessel described in Note 9 relating to MM Shipinvest Holdings Co. (“Assignee A”), a related party company owned by the ultimate beneficial owner of one of the Company’s principal shareholders, based on the effective interest method, were $nil, $77,117 and $4,833 respectively, and are presented under “Finance costs, related party” in the accompanying consolidated statements of operations.

Payables to Assignee A, which mainly include the accrued recognized interest cost from the operations of the vessel and are analyzed as follows:

Payable to Assignee A, related party
January 1, 2024	783,852
Interest cost	77,117
Repayments	(779,019)
Interest paid	(21,058)
December 31, 2024	60,892
Interest paid	(60,892)
December 31, 2025	-

Transactions with the Non-consolidated Pool Subsidiaries and Capital Maritime and Trading Corp.:

The Company earns management fees and commissions from the Non-consolidated Pool Subsidiaries (Note 2). In addition, during the year ended December 31, 2025, the Company provided commercial management services to individual vessels indirectly owned by Capital Maritime and Trading Corp. (“Capital”). Capital is considered a related party, as it is owned by the father of the ultimate beneficial owner of one of the Company’s principal shareholders. The amounts earned for the years ended December 31, 2025, 2024 and 2023 are included in “Trade revenues, related parties” in the accompanying consolidated statements of operations and are analyzed as follows:

	December 31, 2025
	Management Fees	Commissions
Blue Fin Pool	423,765	878,068
SeaLion Pool	648,357	2,227,820
Dorado Pool	91,200	685,033
SeaHorse Pool	-	15,974
Seadragon Pool	822,927	528,647
Capital vessels	333,792	1,254,034
Total	2,320,041	5,589,576

	December 31, 2024
	Management Fees	Commissions
Blue Fin Pool	593,352	744,795
SeaLion Pool	966,198	2,825,367
Dorado Pool	29,452	768,779
SeaHorse Pool	22,500	17,075
Seadragon Pool	134,100	3,663,182
Total	1,745,602	8,019,198

	December 31, 2023
	Management Fees	Commissions
Blue Fin Pool	562,732	1,612,632
SeaLion Pool	1,080,585	4,163,287
Dorado Pool	73,000	889,057
SeaHorse Pool	160,772	206,890
Seadragon Pool	-	5,040,000
Total	1,877,089	11,911,866

During the year ended December 31, 2024, the Company provided aggregate funding of $930,000 to the Non-consolidated Pool Subsidiaries for working capital purposes. As of December 31, 2024, this loan to the Non-consolidated Pool Subsidiaries was included in “Receivables from related parties” in the accompanying consolidated balance sheet. The loan receivable was unsecured, with no fixed payment terms and repayable by the Non-consolidated Pool Subsidiaries upon demand and no later than December 31, 2025. The rate of interest on this loan receivable was 4.06% plus Secured Overnight Financing Rate (“SOFR”). As of December 31, 2025, the loan had been fully repaid. For the years ended December 31, 2025, 2024 and 2023, the Company earned interest income from the Non-consolidated Pool Subsidiaries of $5,060, $77,308 and $nil, respectively, at weighted average interest rates of 8.4% in 2025 and 9.2% and 8.7% in 2024, included in "Interest income, related parties" in the accompanying consolidated statement of operations.

During the year ended December 31, 2025, the Company sold a portion of its EU ETS units to the Non-consolidated Pool Subsidiaries, realizing a gain on sale of inventories of $256,970 (2024: $nil, 2023: $nil), presented under “Gain on inventories, related parties” in the accompanying consolidated statement of operations (Note 12).

Receivables from the Non-consolidated Pool subsidiaries are included in “Receivables from related parties” in the accompanying consolidated balance sheets and consist of receivables related to unpaid management fees, commissions earned from the Non-consolidated Pool Subsidiaries and amounts paid for expenses of the Non-consolidated Pool Subsidiaries on behalf of them or loan receivable from the Non-consolidated Pool Subsidiaries. Payables to the Non-consolidated Pool subsidiaries are included in “Payables to related party” in the accompanying consolidated balance sheets and mainly consist of revenue collected from Heidmar Inc. on behalf of Non-consolidated Pool Subsidiaries. As of December 31, 2025 and 2024, the Company had receivables from/ (payables to) the following Non-consolidated Pool subsidiaries:

	2025	2024
Blue Fin Pool	1,195,739	2,457,095
Sigma Pool	9,232	-
SeaLion Pool	485,769	1,299,135
Seadragon Pool	2,005,670	2,962,896
Seawolf Pool	579,080	15,592
Dorado Pool	-	1,041,740
Star Pool	1,364	7,186
Marlin Pool	-	4,595
SeaHorse Pool	38,148	525,384
Total Receivables	4,315,002	8,313,623
Dorado Pool	937,066	-
Total Payables	937,066	-

Revenues of the Non-consolidated Pool Subsidiaries, costs and expenses applicable to revenues of the Non-consolidated Pool Subsidiaries, net income of the Non-consolidated Pool Subsidiaries for the years ended December 31, 2025, 2024 and 2023 and current and total assets of the Non-consolidated Pool subsidiaries, current and total liabilities of the Non-consolidated Pool subsidiaries as of December 31, 2025, 2024 and 2023 are analyzed as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Revenues of the Non-consolidated Pool Subsidiaries	343,097,585	691,734,800	877,449,952
Costs and expenses of the Non-consolidated Pool Subsidiaries	151,104,842	281,851,357	328,587,308
Net income of the Non-consolidated Pool Subsidiaries	-	-	-
Current and total assets of the Non-consolidated Pool Subsidiaries	70,055,946	114,193,010	194,146,719
Current and total liabilities of the Non-consolidated Pool Subsidiaries	70,055,746	114,192,810	194,146,519

Transactions with Syndication partner:

Syndication income, related party consists of balances with Heidmar Trading LLC. (“Syndication partner”), an entity that is controlled by the ultimate beneficial owner of one of the Company’s principal shareholders.

Syndication income, related party

Syndication income, related party amounting to $nil, $670,231 and $8,409,528 for the years ended December 31, 2025, 2024 and 2023, respectively, represents the variable remuneration relating to the operating results of the Two Vessels under the Syndication Agreement. The syndication agreement for one vessel ended in April 2023 and for the second one in March 2024.

Payables to shareholder: Payables to shareholder consist of amounts paid by one of the Company’s principal shareholders, Maistros Shipinvest Corp., for working capital purposes with regards to the operations of the office in Dubai. The balance as of December 31, 2025 and 2024 was $nil and $5,239,219, respectively. Following the disposal of Heidmar Trading DMCC on September 30, 2025, the related liability was derecognized and included in the gain on disposal presented in the accompanying consolidated statement of operations (Note 1). This balance was unsecured, with no fixed payment terms, interest free and repayable upon demand.

Other: Included in “Other receivables” in the accompanying consolidated balance sheet, was the advance to an employee in a management position which is unsecured, interest free and callable upon demand. The balance as at December 31, 2025 and 2024 was $nil and $98,026, respectively.

On June 30, 2025, the Company entered into a Memorandum of Agreement (“MOA”) to acquire from a related party the C/V A. Obelix, a 1,702 TEU feeder container vessel built in 2008 at Wadan/Aker Yards, Wismar, Germany. The vessel was expected to be delivered with an attached time charter having a duration of approximately 2.5 years. The aggregate purchase price was $25.25 million, with delivery initially expected in October 2025, subject to customary closing conditions. As of December 31, 2025, advances for the acquisition of the respective vessel amounting to $2,525,000 were paid to the related party. On January 21, 2026, the Company terminated the MOA entered into on June 30, 2025, with respect to the acquisition of C/V A. Obelix (Note 22).

Operating lease expenses, related party: Included in “Operating lease expenses, related party” in the accompanying consolidated statement of operations, is the lease expense recognized in connection with a time charter-in agreement entered into by the Company in April 2025 (Note 8) with a related party company owned by the ultimate beneficial owner of one of the Company’s principal shareholders. The amount recognized for the year ended December 31, 2025 was $7,824,362 (2024: $nil, 2023: $nil).

Right-of-use asset from operating lease, related party: Included in “Right-of-use asset from operating lease, related party” in the accompanying balance sheet, is the ROU recognized in connection with a time charter-in agreement entered into by the Company in April 2025 (Note 8) with a related party company owned by the ultimate beneficial owner of one of the Company’s principal shareholders. The amount recognized as of December 31, 2025 was $40,279,432 (2024: $nil).

Operating lease liabilities, related party: Included in “Operating lease liabilities, current portion, related party” and “Operating lease liabilities, non-current portion, related party” in the accompanying balance sheet, are the lease liabilities recognized in connection with a time charter-in agreement entered into by the Company in April 2025 (Note 8) with a related party company owned by the ultimate beneficial owner of one of the Company’s principal shareholders. As of December 31, 2025, the amounts of “Operating lease liabilities, current portion, related party” and “Operating lease liabilities, non-current portion, related party” were $8,242,105 (2024: $nil) and $32,037,327 (2024: $nil), respectively.

Voyage-in expenses, related party: Included in “Voyage-in expenses, related party” in the accompanying consolidated statement of operations, is the expense recognized in connection with a short-term voyage in agreement entered into by the Company with a related party company owned by the ultimate beneficial owner of one of the Company’s principal shareholders. The amount recognized for the year ended December 31, 2025 was $5,905,714 (2024: $nil, 2023: $nil).